Interest rate benchmark reform (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Interest Rate Benchmark Reform Maximum Exposure [Table]
Disclosure Of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate Explanatory
31.12.21
LIBOR benchmark rates
Measure CHF USD GBP EUR
1
JPY
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD million 21,616
2
65,234
3
45
4
1 0
Total non-derivative financial liabilities

USD million 27
4
1,985
4
3
4 5
0
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 829
6
40,500
7
183
6
3,744
6
184
6
Off-balance sheet exposures
Total irrevocable loan commitments USD million 0 11,863
8
0 0 0
1 Relates primarily to EUR LIBOR positions.

2 Relates primarily to CHF LIBOR mortgages, which will automatically transition to SARON on their first roll date in 2022.

3 Includes USD LIBOR securities-based lending
and brokerage accounts, amounting to USD 37

billion, and USD
5

billion respectively, which for the most part transitioned to SOFR in January 2022, as well as USD
1

billion of loans related to revolving multi-currency
credit lines, where IBOR transition efforts are complete, except for USD LIBOR. The remainder primarily relates to US mortgages and corporate lending.

4 Relates to floating-rate notes that per their contractual terms can reset to rates linked to

LIBOR, with transition dependent upon the actions of

respective issuers.

5 Relates to contracts that transitioned

in January 2022.

6 Includes predominantly bilateral derivatives,

which
transitioned in January 2022, and an insignificant amount of cleared derivatives, where the respective clearing houses’ organized transition happened in January 2022.

7 Includes approximately
5,000

cross-currency
derivatives, of which approximately 500

have both a non-USD LIBOR leg and a USD LIBOR

leg, where the non-USD leg transitioned in January 2022 before the next fixing date. The remainder represents cross-currency
swaps with an ARR leg

and a USD IBOR leg.

8 Includes loan commitments that can

be drawn in different currencies

at the client‘s discretion, of

which approximately USD
3

billion have only USD LIBOR

exposure
remaining and approximately USD 2

billion retain a non-USD

LIBOR interest rate as

of 31 December 2021, with

transition dependent upon the

actions of other parties.

The remainder represents loan

commitments
that can be drawn in US dollars only and will transition in 2022–2023.

UBS AG
Schedule Of Interest Rate Benchmark Reform Maximum Exposure [Table]
Disclosure Of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate Explanatory
31.12.21
LIBOR benchmark rates
Measure CHF USD GBP EUR
1
JPY
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD million 21,616
2
65,234
3
45
4
1 0
Total non-derivative financial liabilities

USD million 27
4
1,985
4
3
4 5
0
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 829
6
40,500
7
183
6
3,744
6
184
6
Off-balance sheet exposures
Total irrevocable loan commitments USD million 0 11,863
8
0 0 0
1 Relates primarily to EUR LIBOR positions.

2 Relates primarily to CHF LIBOR mortgages, which will automatically transition to SARON on their first roll date in 2022.

3 Includes USD LIBOR securities-based lending
and brokerage accounts, amounting to USD 37

billion, and USD
5

billion respectively, which for the most part transitioned to SOFR in January 2022, as well as USD
1

billion of loans related to revolving multi-currency
credit lines, where IBOR transition efforts are complete, except for USD LIBOR. The remainder primarily relates to US mortgages and corporate lending.

4 Relates to floating-rate notes that per their contractual terms can reset to rates linked to

LIBOR, with transition dependent upon the actions of

respective issuers.

5 Relates to contracts that transitioned

in January 2022.

6 Includes predominantly bilateral derivatives,

which
transitioned in January 2022, and an insignificant amount of cleared derivatives, where the respective clearing houses’ organized transition happened in January 2022.

7 Includes approximately
5,000

cross-currency
derivatives, of which approximately 500

have both a non-USD LIBOR leg and a USD LIBOR

leg, where the non-USD leg transitioned in January 2022 before the next fixing date. The remainder represents cross-currency
swaps with an ARR leg

and a USD IBOR leg.

8 Includes loan commitments that can

be drawn in different currencies

at the client‘s discretion, of

which approximately USD
3

billion have only USD LIBOR

exposure
remaining and approximately USD 2

billion retain a non-USD

LIBOR interest rate as

of 31 December 2021, with

transition dependent upon the

actions of other parties.

The remainder represents loan

commitments
that can be drawn in US dollars only and will transition in 2022–2023.